DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110

August 23, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: DWS Funds listed on the Attachment, Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Dear Commission Staff:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the Funds listed on the Attachment to this letter (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of shareholders of the Funds in connection with joint special meetings of shareholders of the Funds to be held on November 21, 2024 (the “Meeting”).

At the Meeting, stockholders will be asked to approve several proposals as follows: (1) election of board members (all Funds); (2) approval of a sub-advisor approval policy (7 Funds); (3) approval of a change in diversification policy (2 Funds); and (4) approval of modifications to fundamental investment policies (2 Funds). The Funds expect to begin mailing the definitive Proxy Statement, or a Notice of the Availability of Proxy Materials, to shareholders on or about September 13, 2024.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas Inc.

cc.: John Marten, Vedder Price LLC

Attachment

Funds and Registrants included in the Preliminary Proxy Statement

Registrant/Fund	File No.
Cash Account Trust	811-05970
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
Deutsche DWS Asset Allocation Trust	811-08686
DWS Equity Sector Strategy Fund
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
Deutsche DWS Equity 500 Index Portfolio	811-06698
Deutsche DWS Global/International Fund, Inc.	811-04670
DWS Emerging Markets Fixed Income Fund
DWS ESG International Core Equity Fund
DWS Global Small Cap Fund
DWS International Growth Fund
DWS RREEF Global Infrastructure Fund
Deutsche DWS Income Trust	811-04049
DWS Global High Income Fund
DWS GNMA Fund
DWS High Income Fund
DWS Short Duration Fund
Deutsche DWS Institutional Funds	811-06071
DWS Equity 500 Index Fund
DWS S&P 500 Index Fund
Deutsche DWS International Fund, Inc.	811-00642
DWS CROCI® International Fund
DWS Emerging Markets Equity Fund
DWS Global Macro Fund
DWS Latin America Equity Fund
Deutsche DWS Investment Trust	811-00043
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® U.S. Fund
DWS ESG Core Equity Fund
DWS Large Cap Focus Growth Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
Deutsche DWS Market Trust	811-01236
DWS Global Income Builder Fund
DWS RREEF Real Assets Fund
Deutsche DWS Money Funds	811-02527
DWS Money Market Prime Series
Deutsche DWS Money Market Trust	811-03495
DWS Government Money Market Series
Deutsche DWS Municipal Trust	811-02671
DWS Managed Municipal Bond Fund
DWS Short-Term Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund
Deutsche DWS Portfolio Trust	811-00042

DWS Floating Rate Fund
DWS Total Return Bond Fund
Deutsche DWS Securities Trust	811-02021
DWS Communications Fund
DWS Enhanced Commodity Strategy Fund
DWS Health and Wellness Fund
DWS RREEF Global Real Estate Securities Fund
DWS Science and Technology Fund
Deutsche DWS State Tax-Free Income Series	811-03657
DWS California Tax-Free Income Fund
DWS Massachusetts Tax-Free Fund
DWS New York Tax-Free Income Fund
Deutsche DWS Tax Free Trust	811-03632
DWS Intermediate Tax-Free Fund
Government Cash Management Portfolio	811-06073
Investors Cash Trust	811-06103
DWS Central Cash Management Government Fund
DWS Treasury Portfolio